Initial Public Offering (Details) - USD ($)		1 Months Ended
	Oct. 09, 2020	Nov. 17, 2020	Mar. 31, 2021	Jul. 31, 2020
Initial Public Offering (Details) [Line Items]
Exercise price (in Dollars per share)				$ 1.50
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Share units (in Shares)	35,000,000
Price per unit (in Dollars per share)	$ 10.00
Generating gross proceeds	$ 350,000,000
Offering costs	19,800,000
Deferred underwriting commissions	12,300,000
Gross proceeds	$ 350,000,000
Over-Allotment Units [Member]
Initial Public Offering (Details) [Line Items]
Share units (in Shares)		2,500,000
Gross proceeds		$ 25,000,000
Additional offering costs		1,400,000
Deferred underwriting fees		$ 875,000
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Exercise price (in Dollars per share)			$ 11.50